CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Operating activities:
Net loss			¥ (152,790)	¥ (106,261)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	$ 1,760	¥ 13,796	16,452	27,687
Loss/(gain)on disposal of plant and equipment	129	914	(5,299)	327
Gain on disposal of land use right	0	0	(1,505)	0
Loss on termination of business disposal	0	0	90,683	0
Loss on disposal of subsidiaries and assets	0	0	0	3,282
Allowance for doubtful account	0	0	2,105	0
Recovery on receivables	0	0	0	(712)
Impairment on intangible assets	0		1,433	0
Impairment on long-term equity investment	0	0	2,374	0
Impairment on plant and equipment	596	4,213	0	25,873
Changes in provision for inventories	844	5,973	(13,601)	18,833
Non-cash interest expense (interest accretion)	0	0	16,757	3,227
Shares issued upon sign off of Equity Purchase Agreement	0	0	0	1,039
Share-based compensation expense	1,742	12,188	4,313	5,404
Changes in operating assets and liabilities:
Accounts receivable	(209)	(1,481)	24	36
Due from related parties	14,310	101,216	55,940	0
Advances to growers	0	0	0	15,318
Advances to suppliers	92	650	2,062	(126)
Inventories	6,708	47,447	13,064	(21,533)
Income tax recoverable	0	0	0	49
Other current assets	(190)	(1,341)	1,084	(4,153)
Other assets	(168)	(1,191)	(6)	(1,914)
Accounts payable	250	1,768	(950)	4,114
Due to growers	(102)	(724)	1,449	21,114
Due to related parties	(35,502)	(251,099)	(50,077)	61,903
Advances from customers	5,468	38,675	4,018	(157,407)
Income tax payable	93	656	0	0
Deferred revenues	0	0	0	(7,008)
Other long-term liabilities	1,113	7,507	810	66
Other payables and accrued expenses	3,726	26,356	1,615	(9,325)
Net cash provided by (used in) operating activities	(8,756)	(60,130)	(10,045)	(120,167)
Investing activities:
Proceeds from disposal of commercial seed business, net of cash disposed (note 4)	0	0	33,600	33,165
Purchase of plant and equipment	0	0	(2,982)	(2,624)
Proceeds from non-controlling interest capital contribution	1,326	9,379	0	0
Proceeds from disposal of plant and equipment and land use right	0	0	16,872	265
Purchase of land use rights	0	0	0	(1,267)
Cash from termination of second closing of disposal of commercial seed business (note 4)	0	0	101	0
Net cash(used in) provided by investing activities	1,326	9,379	47,591	29,539
Financing activities:
Restricted cash	0	0	0	21,181
Proceeds from short-term borrowings	0	0	19,000	15,000
Proceeds from issuance of convertible promissory note	0	0	0	8,628
Proceeds from issuance of common stock	7,578	53,599	0	0
Proceeds from exercise of stock options	0	0	0	543
Proceeds from issuance of treasury stocks	0	0	0	6,115
Repayment of short-term borrowings	0	0	(34,000)	(90,000)
Proceeds from long-term borrowings	0	0	0	120,000
Repayment of long-term borrowings	0	0	(20,376)	(34,459)
Net cash provided by (used in) financing activities	7,578	53,599	(35,376)	47,008
Net (decrease) increase in cash and cash equivalents	149	2,848	2,170	(43,620)
Cash and cash equivalents, beginning of year	289	1,990	3,245	54,509
Effect of exchange rate changes on cash and cash equivalents	15	(1,640)	(3,425)	(7,644)
Cash and cash equivalents, end of the year	452	3,198	1,990	3,245
Supplemental disclosures of cash flow information:
Income taxes paid	0	0	0	1,282
Interest paid, net of interest capitalized	680	4,680	4,861	14,486
Supplemental disclosure of non-cash financing activities:
Issuance of commitment shares related to notes payable	0	0	0	1,847
Sale of equipment in repayment of due to related parties	7,918	5,600	0	0
Conversion of convertible promissory note	$ 0	¥ 0	¥ 15,644	¥ 0